Leases (Details) - Schedule of weighted average remaining lease terms and discount rates	Dec. 31, 2020
Schedule of weighted average remaining lease terms and discount rates [Abstract]
Weighted average remaining lease term (years)	5 years 21 days
Weighted average discount rate	2.45%